Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Shareholders' Equity
Equity

21.Shareholders’ Equity

On September 14, 2021, upon the Reorganization, all outstanding Lilium GmbH shares (Common shares, Seed shares, Series A, Series B1 and Series B2) have been transferred to Class A shares in the relationship 1 : 2,857, except for 8,545 shares which have been transferred into 24,413,065 Class B shares. Lilium had 261,244,915 Class A shares issued with a nominal value of €0.12, resulting in a share capital of €31.3 million, and 24,413,065 Class B shares issued and outstanding with a nominal value of €0.36, resulting in a share capital of €8.8 million. Class B shares have triple votes.

Class A shares have a nominal value of €0.12 per share and are freely transferrable (subject to any lock-up as may be contractually agreed from time to time) and each Class A share confers the right to cast twelve (12) votes in Lilium’s shareholders meeting, subject to a so-called voting cap as defined in Article 1 of Lilium’s articles of association and as may be elected by a certain shareholder to apply to it.

Class B shares have a nominal value of €0.36 and may only be transferred to (i) permitted transferees or (ii) Lilium. One Class B share will be converted into one Class A share and one Class C ordinary share, nominal value €0.24 per share (a “Class C share”) upon the occurrence of certain conversion events. A conversion event is triggered in respect of Class B shares in case the holder of Class B shares is not qualified to hold such Class B shares anymore as defined in Lilium’s articles of association.

Each Class B share confers the right to cast thirty-six (36) votes and each Class C share confers the right to cast twenty-four (24) votes in Lilium’s shareholders meeting. As of December 31, 2021, no Class C shares were issued and outstanding.

If a Class C share is held by anyone else other than Lilium (regardless of the consequence of conversion), such holder of Class C shares (a transferor) must notify Lilium of this fact by written notice within three days after the occurrence of such event, following the failure of which Lilium is irrevocably empowered and authorized to offer and transfer the relevant Class C shares. The transferor, other than Lilium itself, must transfer such Class C shares to Lilium for no consideration. The result of the conversion of Class B shares is that a Lilium shareholder acquires one Class A share for each converted Class B share. As of December 31, 2021, no transfer and conversion of Class B shares have been conducted.

The holders of Class A shares and Class B shares shall be entitled pari passu to the profits of Lilium, pro rata to the total number of Class A shares and Class B shares held as a percentage of the total number of Class A shares and Class B shares issued and outstanding, provided that out of the profit of any fiscal year, the holders of Class C shares shall be entitled to a maximum amount per fiscal year equal to one-tenth of a percent (0.1%) of the nominal value of one Class C share.

The movements of the shares issued during the years have been retrospectively adjusted to reflect the share split that occurred in 2021, prior to the Reorganization. Accordingly, this retrospective application of the share split has increased subscribed capital by €24,278 and decreased share premium by the same amount as of January 1, 2019; retrospective application leaves total shareholders’ equity unchanged.

	Common	Supervoting		Lilium
	shares	shares		GmbH
(in units)	(Class A)	(Class B)	Total	Total(1)
Issued and outstanding as of January 1, 2019	53,883	—	53,883	53,883
Retrospective application of share split	129,476,783	24,413,065	153,889,848	—
Issued and outstanding as of January 1, 2019, as adjusted	129,530,666	24,413,065	153,943,731	53,883
Issued shares – capital increase	1,065,661	—	1,065,661	373
Issued and outstanding as of December 31, 2019, as adjusted	130,596,327	24,413,065	155,009,392	54,256
Issued shares - convertible loans	19,156,185	—	19,156,185	6,705
Share buy-back - treasury shares	(205,704)	—	(205,704)	(72)
Issued shares – capital increase	23,261,694	—	23,261,694	8,142
Outstanding as of December 31, 2020, as adjusted	172,808,502	24,413,065	197,221,567	69,031
Issued as of December 31, 2020, as adjusted	173,014,206	24,413,065	197,427,271	69,103
Issued shares - convertible loans	20,533,259	—	20,533,259	7,187
Reorganization as of September 14, 2021	22,697,450	—	22,697,450	(76,218)
Treasury shares Lilium GmbH not exchanged into Lilium N.V. shares	205,704	—	205,704	(72)
Capital increase PIPE	45,000,000	—	45,000,000	—
Treasury shares	(375,000)	—	(375,000)	—
Treasury shares (due to consolidation)	(879,691)	—	(879,691)	—
Outstanding as of December 31, 2021	259,990,224	24,413,065	284,403,289	—
Issued as of December 31, 2021	261,244,915	24,413,065	285,657,980	—
(1)	Not adjusted retrospectively to reflect the share split which occurred in 2021.

In 2019, the Group has issued 1,065,661 shares, increasing subscribed capital and decreasing share premium by €128 thousand (retrospectively adjusted).

In March 2020, the 2019 convertible loans were converted into 19,156,185 shares, increasing subscribed capital by €2,299 thousand, share premium by €65,824 thousand and other capital reserves by €34,084 thousand (retrospectively adjusted). For the convertible loan, the €34,084 thousand exceeded the initial fair value of the convertible loan by this amount. Since the lender of this convertible loan was also a shareholder, this difference has been considered as a capital contribution; it was reclassified into share premium in March 2021 due to the conversion of the convertible loan.

Share premium represents additional consideration for shares above the nominal value of shares in issue less transaction cost that incurred for the share issuance. During 2020, there was a net increase in shareholders’ equity of €96,810 thousand from the issuance of 23,261,694 shares (retrospectively adjusted) as a result of a capital increase, adding €2,791 thousand to subscribed capital and €94,019 thousand to share premium (retrospectively adjusted). Transaction costs of €503 thousand have been deducted from the share premium.

These increases in 2020 were offset by a decrease of €763 thousand as a result of the buyback of 205,704 shares, €738 thousand have reduced share premium and (€25) thousand have been put into the reserve for treasury shares (retrospectively adjusted).

On March 26, 2021 the convertible loan of €85,900 thousand (CLA3) and the accrued interest were converted into shares. In order to facilitate the transaction, the Group issued 20,533,259 shares, subscribed capital increased by €2,464 thousand, share premium by €127,813 thousand (retrospectively adjusted) and other capital reserves decreased by €34,084 thousand due to the conversion as described above.

From the Reorganization and the PIPE capital increase, the Group has increased shareholders’ equity by €164,868 thousand and €381,208 thousand, respectively. As a result of the Reorganization, subscribed capital increased by €2,724 thousand, share premium by €51,116 thousand (net of €2,227 thousand transaction costs) and other capital reserves by the share listing expense of €111,109 thousand. These amounts related to the Reorganization also reflect the impacts of (i) the conversion of the convertible loan (CLA4) into 274,272 Lilium N.V. shares, which increased subscribed capital by €33 thousand and share premium by €2,023 thousand, and (ii) the additional 293,230 Lilium N.V. shares related to the success fee, which increased subscribed capital by €35 thousand and share premium by €1 thousand. Additionally, the reserve for treasury shares decreased by €81 thousand as a result of the Reorganization. From the PIPE capital increase, subscribed capital increased by €5,400 thousand and share premium by €375,808 thousand. For the Reorganization, Lilium’s total transaction costs amount to €29,029 thousand.

The Group received cash proceeds of €83,393 thousand from the Reorganization and €381,208 thousand from the PIPE capital increase.

Other capital reserves of €240,430 thousand consist of the impact of the conversion of convertible loans to equity and share-based payments reserve. Convertible loans issued in May 2019 and October 2019 resulted in a capital contribution amounting to €3,981 thousand as the conversion feature qualifies as an embedded equity derivative which was separated from the host contract at initial recognition. All other capital reserves show the value of equity-settled share-based payments provided to employees, including key management personnel, and external service providers (Azul, share listing expense). Refer to notes 1 and 22 for further details of these plans.

The reserve for treasury shares represents the nominal amount of own shares held in treasury. Payments for treasury shares above or below nominal value are deducted from or added to share premium, respectively. During 2020, Lilium GmbH reacquired 72 (retrospectively adjusted 205,704 Lilium N.V. shares) of its own shares from its co-founders through a share buy-back, decreasing the treasury share reserve by €72 (retrospectively adjusted €25 thousand) and reducing share premium by €738 thousand; these shares have not been exchanged into Lilium N.V. shares. As result of the Reorganization, these shares are no longer presented as treasury shares. The 375,000 outstanding shares of Lilium N.V. have been returned by the shareholders as part of the Reorganization. As no consideration was paid for these shares by Lilium N.V., the nominal amount of €45 thousand has been recorded in share premium. Additionally, as the Stichting JSOP is consolidated in the Group, 879,691 shares held by Stichting are now presented with their nominal amount of €106 thousand as treasury shares but are subject to fiduciary trust restrictions.

As of December 31, 2021, there were additional 1,620,451,736 shares with a par value each of €0.12 authorized for issue.